SCHEDULE OF PURCHASE PRICE AND FINALIZED PURCHASE PRICE ALLOCATIONS (Details) - USD ($)	Sep. 18, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Goodwill		$ 1,404,486	$ 1,404,486
Village Oaks [Member]
Restructuring Cost and Reserve [Line Items]
Cash	$ 2,500,000
Common Stock	1,000,000
Total net assets	3,500,000
Assets
Net working capital (including cash)	912,000
Property and equipment	326,000
Other assets	8,000
Customer relationships	700,000
Trade names and trademarks	150,000
Goodwill	1,404,000
Total net assets	$ 3,500,000